Related party disclosures - Current trade payables due to related (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 28,706	$ 10,265	$ 43,253	$ 2,346
Covalent Lithium Pty Ltd.
Related Party Disclosures [Line Items]
Current receivables due from related parties	$ 2,033	4,438	$ 0	2,346
SQM Vitas Fzco
Related Party Disclosures [Line Items]
Current receivables due from related parties		$ 5,827		$ 0